UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.): [ ] is a restatement,
                         [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report: Goodwood Inc.

                               NAME: GOODWOOD INC.
                         212 King Street West, Suite 201
                                   Toronto, ON
                                 CANADA M5H 1K5

                         Form 13F File Number: 028-12036

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curt Cumming
Title:  Chief Financial Officer
Phone (416) 203-2022

Signature, Place, and Date of Signing:




        /s/ Curt Cumming          Toronto, Ontario            May 14, 2007
       --------------------   -----------------------     --------------------
           [Signature]             [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:




Form 13F Summary Page

     Report Summary:

     Number of Other Included Managers:         0

     Form 13F Information Table Entry Total:    15

     Form 13F Information Table Value Total:    US $ 278,213  (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       N/A

                                                   FORM 13F INFORMATION TABLE

 --------------------------------------------------------------------------------------------------------------------------------
|                            |  Title of |            |   Value   |    Shares/  |  SH/ | PUT/  | Invstmnt | Other  |   Voting    |
|        Name of Issuer      |   Class   |   CUSIP    | (x $1000) |  PRN Amount |  PRN | CALL  | Discretn | Mgrs   | Sole share  |
|----------------------------| ----------|------------| ----------| ------------|------|-------|----------|--------|-------------|
|Abercrombie & Fitch Co      |           |            |           |             |      |       |          |        |             |
|                            | Class A   | 002896207  |     6,178 |      81,600 |  SH  |       |   Sole   |        |      81,600 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Agilysys Inc.               | Common    | 00847J105  |    16,835 |     749,204 |  SH  |       |   Sole   |        |     749,204 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Avid Technologies Inc       | Common    | 05367P100  |     5,749 |     165,000 |  SH  |       |   Sole   |        |     165,000 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|                            | Sub VTG   |            |           |             |      |       |          |        |             |
|Celestica Inc.              | Shares    | 15101Q108  |     2,452 |     400,000 |  SH  |       |   Sole   |        |     400,000 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Cenveo Inc                  | Common    | 15670S105  |    59,288 |   2,439,846 |  SH  |       |   Sole   |        |   2,439,846 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Elizabeth Arden Inc         | Common    | 28660G106  |    11,772 |     539,768 |  SH  |       |   Sole   |        |     539,768 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Gaiam Inc.                  | Class A   | 36268Q103  |    15,354 |     974,213 |  SH  |       |   Sole   |        |     974,213 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Great Atlantic & Pacific    |           |            |           |             |      |       |          |        |             |
|Tea Inc                     | Common    | 390064103  |    68,931 |   2,077,500 |  SH  |       |   Sole   |        |   2,077,500 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Magna Entertainment Corp    | Class A   | 559211107  |     2,129 |     584,831 |  SH  |       |   Sole   |        |     584,831 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Nova Chemicals Corp         | Common    | 66977W109  |    33,375 |   1,078,000 |  SH  |       |   Sole   |        |   1,078,000 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Open Text Corp              | Common    | 683715106  |    14,073 |     640,282 |  SH  |       |   Sole   |        |     640,282 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Phoenix Technology Ltd      | Common    | 719153108  |     2,371 |     378,200 |  SH  |       |   Sole   |        |     378,200 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Quest Diagnostics Inc       | Common    | 74834L100  |     5,481 |     110,000 |  SH  |       |   Sole   |        |     110,000 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|Sun-Times Media Group Inc   | Common    | 86688Q100  |     5,684 |   1,155,300 |  SH  |       |   Sole   |        |   1,155,300 |
|----------------------------|-----------|------------|-----------|-------------|------|-------|----------|--------|-------------|
|TransCanada Corp            | Common    | 89353D107  |    28,541 |     857,600 |  SH  |       |   Sole   |        |     857,600 |
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